Cash flows from operating activities	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Cash flows from operating activities
Cash flows from operating activities

		Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	Note	€m	€m	€m
Cash flows from operating activities
Profit for the period		153.6	170.5	136.5
Adjustments for:
Exceptional items	7	54.5	17.7	37.2
Non-cash fair value purchase price adjustment of inventory	5	—	5.7	—
Share based payments expense		14.9	13.0	2.6
Depreciation and amortization		68.3	46.3	42.4
Loss on disposal and impairment of property, plant and equipment		0.6	0.3	0.5
Net finance costs	10	73.2	56.0	74.4
Taxation	11	56.7	56.6	32.0
Operating cash flow before changes in working capital, provisions and exceptional items		421.8	366.1	325.6
Decrease/(increase) in inventories		23.5	(20.2)	16.7
Increase in trade and other receivables		(34.4)	(10.8)	(1.6)
(Decrease)/increase in trade and other payables		(40.6)	64.5	18.1
Increase/(decrease) in employee benefit and other provisions		6.6	(2.0)	(0.3)
Cash generated from operations before tax and exceptional items		376.9	397.6	358.5